Investments in Joint Ventures	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures
7. Investments in joint ventures
During the first quarter of 2019, the Company entered into four joint venture agreements with a third party investor based on which the third party investor acquired for $20,720,975 a 49.9% equity interest in Spacegas Inc., Financial Power Inc., Cannes View Inc. and Colorado Oil and Gas Inc., four vessel owning companies of the Company, which own the vessels “Gas Defiance”, “Gas Shuriken”, “Gas Haralambos” and “Eco Lucidity”. The remaining 50.1% equity interest was valued at $20,804,025. The Company contributed funds for working capital purposes amounting to $751,500.
During the third quarter of 2019, Cannes View Inc. and Colorado Oil and Gas Inc., using the proceeds of a loan agreement that was entered into on July 9, 2019, returned an amount of $14,696,900 to the Company and the third party investor based on their equity interests. Amount returned to the Company amounted to $7,363,147.
On May 22, 2019, Frost Investments Corp Inc. was incorporated under the laws of the Marshall Islands. Frost Investments Corp Inc. acquired for $20,400,000 the vessel Eco Nebula and under a joint venture agreement is owned by the Company (50.1%) and by the third party investor (49.9%). The Company contributed funds for the acquisition of vessel Eco Nebula and for working capital purposes amounting to $10,571,100, as needed and proportionate to its 50.1% equity interest.
On February 13, 2020, the Company entered into a joint venture agreement with an unaffiliated third party, for the purpose of acquiring three medium gas carriers and the establishment of a new holding company. The new holding company, MGC Aggressive Holdings Inc., was established and the Company has a 51% equity interest in it. Pursuant to this joint venture agreement, subsidiaries of MGC Aggressive Holdings Inc. acquired on February 28, 2020, two mediu
m gas carriers, the Gaschem Hamburg and the Gaschem Stade, and on March 11
, 2020
, one
medium gas carrier, the Gaschem Bremen, at an aggregate price of $80,550,000.

The Company contributed funds for the acquisition of these vessels and for working capital purposes amounting to $41,998,500, as needed and proportionate to its 51% equity interest.
During the second quarter of 2020, MGC Aggressive Holdings Inc., using the proceeds of a loan agreement that was entered into on May 7, 2020, returned an amount of $47,600,000 to the Company and the unaffiliated third party based on their equity interests. Amount returned to the Company amounted to $24,276,000.
During the second quarter of 2020, Frost Investments Corp Inc., using the proceeds of a loan agreement that was entered into on December 3, 2019, returned an amount of $5,000,000 to the Company and the third party investor based on their equity interests. Amount returned to the Company amounted to $2,505,000.
During the first quarter of 2021, a subsidiary of MGC Aggressive Holdings Inc. entered into a memorandum of agreement for the disposal of the vessel Gaschem Hamburg to an unaffiliated third party for $34,000,000.
The Company’s exposure is limited to its share of the net assets of Spacegas Inc., Financial Power Inc., Cannes View Inc., Colorado Oil and Gas Inc., Frost Investments Corp Inc. and MGC Aggressive Holdings Inc. (collectively “the joint venture entities”) proportionate to its equity interest in these companies. The Company shares the profits and losses, cash flows and other matters relating to its investments in the joint venture entities in accordance with its ownership percentage. The vessels are managed by the Manager, pursuant to management agreements, while three of the vessels were also managed by a third party manager during 2020. The Company accounts for investments in joint ventures using the equity method since it has joint control over the joint venture entities. The Company does not consolidate the joint venture entities because it does not have a controlling financial interest. The significant factors considered and judgments made in determining that the power to direct the activities of the joint venture entities that most significantly impact their economic performance are shared, are that all significant business decisions over operating and financial policies of the joint venture entities, require consent from each joint venture investor.
A condensed summary of the financial information for equity accounted investments partially owned by the Company shown on a 100% basis is as follows:

	December 31, 2019
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.
Current assets	2,237,644	1,745,681	2,560,065	2,265,263	13,693,747
Non-current assets	13,221,364	13,229,810	14,532,274	12,801,053	20,396,424
Current liabilities	1,426,128	1,583,998	1,702,293	2,488,495	2,653,152
Long-term liabilities	5,530,995	5,530,995	7,792,274	6,818,237	10,757,210
Revenues	3,362,478	3,281,896	2,707,338	2,032,648	2,047,026
Operating income/(loss)	1,122,467	477,559	872,331	(85,071)	(370,748)
Net income/(loss)	854,885	212,498	627,671	(303,415)	(420,191)

	December 31, 2020
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.	MGC Aggressive Holdings Inc.

Current assets	2,163,484	2,359,816	1,267,542	1,126,697	10,831,800	5,096,668
Non-current assets	12,559,048	12,575,608	13,801,972	12,335,790	19,464,419	82,809,937
Current liabilities	1,118,776	1,491,243	1,440,769	2,688,747	2,575,067	8,315,433
Long-term liabilities	4,855,255	4,855,255	7,050,860	6,169,497	9,384,573	40,958,366
Revenues	3,222,037	3,481,799	2,764,359	2,704,455	6,866,426	18,409,814
Operating income/(loss)	451,895	935,869	(645,197)	(817,717)	3,122,539	4,869,260
Net income/(loss)	246,616	728,428	(1,019,886)	(1,155,342)	2,656,770	3,882,812